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For Internal Use Only
Sec File No. 9-

RECEIVED
2015 MAR 11 PM 1:00
SEC / MR

Submit 1 Original
and 9 Copies

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SEC
Mail Processing
Section
MAR 10 2015
Washington DC
404

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

15000291

Part I	**Initial Listing Report**
1.	Name of Self-Regulatory Organization Listing New Derivative Securities Product: BATS Y-Exchange, Inc.
2.	Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.): See Attached.
3.	Class of New Derivative Securities Product: See Attached.
4.	Name of Underlying Instrument: See Attached.
5.	If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based: See Attached.
6.	Ticker Symbol(s) of New Derivative Securities Product: See Attached.
7.	Market or Markets Upon Which Securities Comprising Underlying Instrument Trades: See Attached.
8.	Settlement Methodology of New Derivative Securities Product: Trades Locked in at Exchange and settled at NSCC.
9.	Position Limits of New Derivative Securities Product (if applicable): Not Applicable.

Part II	**Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Anders Franzon

Title:
VP, Associate General Counsel

Telephone Number:
913-815-7154

Manual Signature of Official Responsible for Form:

Date:
March 9, 2015

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAR 11 2015

SEC 2449 (6-01)

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON BATS Y-EXCHANGE, INC.
COMMENCING ON MARCH 3, 2015

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
EMIH	Trust	Investment Company Units	DBIQ USD Emerging Markets Bond – Interest Rate Hedged Index	U.S.	Broad
HYIH	Trust	Investment Company Units	DBIQ USD High Yield Corporate Bond – Interest Rate Hedged Index	U.S.	Broad
IGIH	Trust	Investment Company Units	DBIQ USD Investment Grade Bond – Interest Rate Hedged Index	U.S.	Broad

BATS
Making Markets Better®

March 9, 2015

Ms. Gail Jackson
Mail Stop 6628
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Form 19b-4(e) – BATS Y-Exchange, Inc.

Ms. Jackson,

On behalf of BATS Y-Exchange, Inc., enclosed please find one (1) executed Form 19b-4(e) and 9 copies. The enclosed Form 19b-4(e) contains information regarding three (3) derivative securities products that commenced trading on BATS Y-Exchange on March 3, 2015. Please contact me or Tami Schademann (913.815.7113) if you have any questions in connection with this matter.

Sincerely,

Anders Franzon
VP, Associate General Counsel
913.815.7154

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAR 11 2015